Revenues	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenues

NOTE 3:-	REVENUES

The adoption of Topic 606 did not have a material impact on the Company’s consolidated balance sheets as of December 31, 2018, and its statements of operations and cash flows for the twelve months period ended December 31, 2018. In accordance with the new standard, costs and estimated earnings in excess of billings on uncompleted contracts were reclassified as contract assets and contract liabilities as of December 31, 2018, none of which resulted in a change to total current assets or total current liabilities. Contract liabilities include advances from customers, which were presented separately in the Company’s consolidated balance sheets as of December 31, 2017 and 2018.

The following table summarizes the adjustments due to the adoption of ASC Topic 606:

	December 31, 2017	ASC Topic 606	January 1, 2018
Assets:
Costs and estimated earnings in excess of billings on uncompleted contracts	$995	$(995)	$-
Contract assets	-	1,140	1,140
Liabilities:
Contract liabilities	$-	$145	$145

The following table summarizes the Company’s contract assets and liabilities balances:

2018

Contract assets at January 1, 2018	$1,140
Contract assets at December 31, 2018	$899

Change in contract assets - decrease	$241

Contract liabilities at January 1, 2018	$186
Contract liabilities at December 31, 2018	$1,093

Change in contract liabilities - increase	$907

The decrease in contract assets reflects the net impact of billed revenues in excess of recognized revenues during the period. For the twelve months ended December 31, 2018, 17% of amount that was previously included in the beginning balance of contract assets was recognized. The increase in contract liabilities reflects the net impact of additional deferred revenues recorded in excess of revenue recognized during the period. For the twelve months ended December 31, 2018, 78% of amount that was previously included in the beginning balance of contract liabilities was recognized.

The Company’s unsatisfied performance obligations as of December 31, 2018 and the estimated revenue expected to be recognized in the future related to long-term fixed price contracts amounts to $2,316. The Company expects to recognize approximately 75% of this amount as revenues during the next 12 months and the rest thereafter.

For information regarding disaggregated revenues, please refer to Note 13.b below.